UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    Form 13-F
                              FORM 13-F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999



               Check here if Amendment [ ]; Amendment Number :____

              This Amendment (check only one): [ ] is a restatement
                          [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:

                      Name: First Citizens BancShares, Inc.
                          239 Fayetteville Street Mall
                          Raleigh, North Carolina 27601



                    Form 13F File Number: 28-[to be assigned]

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is, to the best of his or her knowledge, true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



           Person signing this Report on Behalf of Reporting Manager:
                               Name: John H. Gray
                         Title: Assistant Vice President
                               Phone: 919-716-7337


                      Signature, Place and Date of Signing

                   /s/John H. Gray Raleigh, NC August 13, 1999
                        [Signature] [City, State] [Date]

Report Type (check only one):

[    ] 13F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[    ] 13F NOTICE (check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ X ] 13F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of Other Managers reporting for this Manager:


Form 13F File Number                      Name

28-[to be assigned]                       First-Citizens Bank & Trust Company

                              FORM 13F SUMMARY PAGE



               Report summary:



                   Number of Other Included Managers: 1

                   Form 13F Information Table Entry Total: 11

                   Form 13F Information Table Value Total $19,184 (thousands)

                   List of Other Included Managers: NONE


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

              ITEM 1 AND 2                ITEM 3      ITEM 4      ITEM 5           ITEM 6           ITEM 7           ITEM 8
                                                      MARKET      SHARES    INVESTMENT DISCRETION               VOTING AUTHORITY
                                                      VALUE         OR      SOLE    SHARED   NONE              SOLE    SHARED  NONE
        ISSUER AND TITLE OF CLASS         CUSIP    (THOUSANDS)  PRINCIPAL  (A)      (B)     (C)  MANAGERS     (A)       (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN BANCSHARES (N.C.),INC.
    SERIES B PREFERRED                   842243107        194    172,050    X                                 172,050
AF BANKSHARES, INC. COMMON               001046101        450     45,000    X                                  45,000
CENTURY BANCORP, INC. COMMON             156433104        817     60,000    X                                  60,000
CAROLINA FINCORP, INC. COMMON            143874105        149     16,323    X                                  16,323
CAPITAL BANK CORPORATION COMMON          139793103        570     56,320    X                                  56,320
FIRST COMMUNITY FINANCIAL
    CORPORATION COMMON                   31984M106        252     15,000    X                                  15,000
FIRST CITIZENS BANCORPORATION,
    INC. COMMON                          319460101     10,813    508,118    X                                 508,118
FIRST WESTERN BANK COMMON                337498109        162     20,243    X                                  20,243
GASTON FEDERAL BANCORP, INC. COMMON      367304102         71      5,591    X                                   5,591
GREEN STREET FINANCIAL CORP COMMON       393415104      2,237    194,500    X                                 194,500
PIEDMONT BANCORP INC. COMMON             720104108      1,048    129,000    X                                 129,000
SOUTH STREET FINANCIAL CORP COMMON       840468102        722    105,000    X                                 105,000
STONE STREET BANCORP INC. COMMON         861747103      1,699     86,000    X                                  86,000

                                                     -------------
                      COLUMN TOTALS                    19,184
                                                     -------------
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